Deferred taxation	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred taxation
17 Deferred taxation

	2019 US$m	2018 US$m
At 1 January – deferred tax liability	536	233
Adjustment to opening balance on transition to new accounting standards	(4)	(71)
At 1 January – restated opening balance	532	162
Adjustment on currency translation	77	(172)
(Credited)/charged to the income statement	(289)	516
(Credited)/charged to statement of comprehensive income(a)	(77)	325
Disposals	—	(263)
Other movements(b)	(125)	(32)
At 31 December – deferred tax liability	118	536

Comprising:
– deferred tax liabilities(c)(d)	3,220	3,673
– deferred tax assets(c)(e)(f)	(3,102)	(3,137)

17 Deferred taxation continued
Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as permitted by IAS 12. The closing deferred tax liabilities and assets, prior to this offsetting of balances, are shown below.
Analysis of deferred tax

	Total 2019 US$m	Total 2018 US$m
Deferred tax liabilities arising from:
Capital allowances	4,742	4,408
Unremitted earnings(d)	411	454
Capitalised interest	387	259
Unrealised exchange gains	3	5
Other temporary differences	289	309
Total	5,832	5,435
Deferred tax assets arising from:
Tax losses(e)	(1,847)	(1,894)
Provisions	(1,810)	(1,585)
Capital allowances	(604)	(154)
Post-retirement benefits	(346)	(293)
Unrealised exchange losses	(176)	(187)
Other temporary differences	(931)	(786)
Total	(5,714)	(4,899)

Charged/(credited) to the income statement
Unrealised exchange losses	21	57
Tax losses	164	(30)
Provisions	(175)	(19)
Capital allowances	(181)	461
Tax on unremitted earnings	5	(33)
Post-retirement benefits	18	30
Other temporary differences	(141)	50
Total	(289)	516

(a)
The amounts (credited)/charged directly to the Statement of comprehensive income include provisions for tax on exchange differences on intragroup loans qualifying for reporting as part of the net investment in subsidiaries, on cash flow hedges and on actuarial gains and losses on pension schemes and on post-retirement healthcare plans.

(b)	“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.

(c)
The deferred tax liability of US$3,220 million (2018: US$3,673 million) includes US$3,202 million (2018: US$3,658 million) due in more than one year. The deferred tax asset of US$3,102 million (2018: US$3,137 million) includes US$3,087 million (2018: US$3,133 million) receivable in more than one year. All amounts are shown as non-current on the face of the balance sheet as required by IAS 12.

(d)
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$3,861 million (2018: US$3,726 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$164 million (2018: US$157 million) would be payable.

(e)
There is a limited time period, the shortest of which is six years, for the recovery of US$1,186 million (2018: US$1,519 million) of tax losses and other tax assets which have been recognised as deferred tax assets in the financial statements.

(f)
Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$6,264 million at 31 December 2019 (2018: US$5,647 million). Of this total, US$3,102 million has been recognised as deferred tax assets (2018: US$3,137 million), leaving US$3,162 million (2018: US$2,510 million) unrecognised, as recovery is not considered probable.

The recognised amounts do not include deferred tax assets that have been netted off against deferred tax liabilities.
Analysis of deferred tax assets

	Recognised		Unrecognised
At 31 December	2019 US$m	2018 US$m	2019 US$m	2018 US$m
France	—	—	1,111	1,122
Canada	492	545	566	559
US	920	932	51	12
Australia	698	796	316	289
Mongolia(a)	704	703	721	87
Other(b)	288	161	397	441
Total	3,102	3,137	3,162	2,510

(a)
Deferred tax assets in Mongolia include US$130 million (2018: US$469 million) from tax losses that expire if not recovered against taxable profits within eight years. Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws. Recovery of the recognised deferred tax assets is expected to commence from 2025 based on projected cash flows, consistent with the mine design options used in the impairment test described in note 6. Tax law in Mongolia and its interpretation by the tax authority has been, and is expected to continue to be, subject to change. Such future changes could have a material impact on the amount and period of recovery of these deferred tax assets. During 2019, an impairment charge of US$359 million was recognised for tax losses that are now expected to expire without utilisation. Refer to note 6.

(b)
US$695 million (2018: US$684 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is three years, for the recovery of US$491 million of these unrecognised assets (2018: US$96 million).